Share-Based Payment	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT

NOTE 17 – SHARE-BASED PAYMENT

a)	The 2017 Stock Incentive Plan (the “2017 Plan”)

In November 2017, the Company’s shareholders and Board of Directors (“Board”) approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan. The grants under the 2017 Plan generally have a maximum contractual term of ten years from the date of grant. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

b)	2019 Equity Incentive Plan (the “2019 Plan”)

In April 2019, the Company’s shareholders and Board approved the 2019 Plan. The 2019 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2019 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan. No award was granted under the 2019 Plan.

c)	2020 Equity Incentive Plan (the “2020 Plan”)

In April 2020, the Company’s shareholders and Board approved the 2020 Plan. The 2020 Plan is to cancel the rest of authorized shares not granted under the 2017 and 2019 Plan. The 2020 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2020 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 11,011,663 shares for grants under the 2020 Plan. The grants under the 2020 Plan generally have a maximum contractual term of five years from the date of grant. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

Stock Options

On November 20, 2018, the Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% vest on November 20, 2020, 2021 and 2022, respectively.

On November 27, 2019, the Company granted an aggregate of 775,250 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 27, 2020 and the second, third and fourth 25% vest on November 27, 2021, 2022 and 2023, respectively.

On November 6, 2020, the Company granted an aggregate of 618,839 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 6, 2021 and the second, third and fourth 25% vest on November 6, 2022, 2023 and 2024, respectively.

The options granted to employees are accounted for as equity awards and measured at their grant date fair value using binomial lattice model. The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $529,479, $448,736 and $ 271,560 were recognized for the year ended June 30, 2021, 2020 and 2019, respectively. The weighted-average grant-date fair value per share of options granted was $1.06 for senior executives and $1.03 for key employees during the years ended June 30, 2021, $1.03 for senior executives and $1.01 for key employees during the years ended June 30, 2020, and $3.13 for senior executives and $2.87 for key employees during the years ended June 30, 2019, respectively.

The assumptions used to value the Company’s stock options grants were as follows:

	For the years ended June 30,
	2021	2020

Expected volatility	41%	43%
Risk-free interest rate	0.36%	1.63%
Exercise multiples	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%
Forfeited rates	12~19%	9~10%
Fair market value per common share	$2.89	$5.25

Expected volatilities are based on historical volatilities of the similar public companies’ common shares over the respective expected term of the share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. The exercise multiples are the share price multiples upon which the employees are likely to exercise share options. Fair market value per common share are the market value of the Company’s stocks on the grant date.

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2020	988,932	$3.38	$1.56	5.4 years	-
Granted	618,839	$2.68	$1.04	-	-
Exercised*	(61,328)	3.95	2.04	-	-
Forfeited or expired	(115,953)	$2.93	$1.19	-	-
Outstanding as of June 30, 2021	1,430,490	$3.09	$1.35	4.4 years	1,949,145
Outstanding and exercisable as of June 30, 2021	255,165	$3.83	$1.91	-	228,723
Vested and expected to vest as of June 30, 2021	1,231,149	$3.19	$0.29	4.4 years	1,595,418

* During year ended June 30, 2021, 61,328 share options were exercised and 49,704 common shares were issued.

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in fiscal 2021 and the options’ respective exercise price. Total intrinsic value of options exercised for the year ended June 30, 2021 was $57,613. No options were exercised in fiscal year 2020 and 2019. The total fair value of options vested during the years ended June 30, 2021, 2020 and 2019 was $354,701, $274,063 and nil, respectively.

As of June 30, 2021, there was $512,572 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested stock options granted to the Company’s employees and directors. Total unrecognized compensation cost is expected to be recognized over a period of 1.77 years as of June 30, 2021. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Share Units

During the year ended June 30, 2019, the Company granted an aggregate of 683,469 RSUs to key employees and directors under the 2017 Plan. 671,469 RSUs granted to key employees and directors generally vest within two years which vest in three installments, with the first 33% vesting on the grant date, second 33% and remaining 34% vest at the end of the first and second anniversary, respectively. 12,000 RSUs granted to a key employee fully vest in one year after the grant date. RSUs

During the year ended June 30, 2020, the Company granted 613,300 RSUs to key employees and directors and 1,119,750 RSUs to key employees under the 2017 Plan and the 2020 Plan, respectively. 18,700 RSUs granted to the employees under the 2017 Plan fully vest in one year after the grant date, and 594,600 RSUs granted to the employees and directors under the 2017 Plan fully vest on the grant date. 1,073,700 RSUs granted to key employees under the 2020 Plan fully vest on the grant date, and 46,050 RSUs to key employees under the 2020 Plan fully vest on specified date within two years.

During the year ended June 30, 2021, the Company granted 1,362,370 RSUs to key employees under the 2020 Plan. The RSUs granted to the employees fully vest on specified date within two years.

The weighted-average fair value per share is determined as the closing stock price at the grant date.

The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $4,599,217, $3,555,344 and $6,744,551 was recognized for the year ended June 30, 2021, 2020 and 2019, respectively.

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2020	208,968	$
Granted	1,362,370		$3.34
Vested	(1,518,688)		$4.18
Forfeited or expired		$
Outstanding as of June 30, 2021	52,650		$3.31

As of June 30, 2021, there was $ 107,682 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested, service-based RSUs granted to the Company’s employees and directors. The RSUs are expected to be recognized over a weighted-average period of 0.6 years. The total fair value of the restricted share units vested was $5,338,069, $4,702,325 and $2,735,093 during the year ended June 30, 2021, 2020 and 2019, respectively. The weighted-average grant-date fair value per share of RSUs granted was $3.34, $2.32 and $12.11 during the year ended June 30, 2021, 2020 and 2019, respectively.

During the year ended June 30, 2019, the Company recognized total share-based compensation expenses of $7,016,089, including $9,472, $46,100 and $6,960,517 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.

During the year ended June 30, 2020, the Company recognized total share-based compensation expenses of $4,004,080, including $12,448, $201,168 and $3,790,464 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.

During the year ended June 30, 2021, the Company recognized total share-based compensation expenses of $5,128,696, including $8,403, $122,087 and $4,998,206 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.